Derivative Instruments Disclosures (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of impact of derivative contracts in statement of financial position

At December 31, 2013, the Fund’s derivative contracts had the following impact on the statements of financial condition:

	Derivative Assets and Liabilities at fair value
Statements of Financial Condition Location	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Financial Condition	Net Amount of Assets Presented in the Statements of Financial Condition
Equity in broker trading accounts
Net unrealized gain on open futures contracts
Agricultural commodities	$250,715	$(61,593)	$189,122
Currencies	366,335	(53,788)	312,547
Energy	48,136	(51,548)	(3,412)
Equity indices	618,040	(1,190)	616,850
Interest rate instruments	220,687	(181,905)	38,782
Metals	370,438	(357,701)	12,737
Net unrealized gain on open futures contracts	$1,874,351	$(707,725)	$1,166,626

Net unrealized gain on open forward currency contracts	$49,606	$(44,163)	$5,443

At December 31, 2012, the Fund’s derivative contracts had the following impact on the statements of financial condition:

	Derivative Assets and Liabilities, at fair value
Statements of Financial Condition Location	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Financial Condition	Net Amount of Assets Presented in the Statements of Financial Condition
Equity in broker trading accounts
Net unrealized gain on open futures contracts
Agricultural commodities	$339,653	$(48,625)	$291,028
Currencies	597,174	(191,541)	405,633
Energy	131,493	(116,020)	15,473
Equity indices	646,801	(269,653)	377,148
Interest rate instruments	345,546	(300,045)	45,501
Metals	246,578	(404,399)	(157,821)
Net unrealized gain on open futures contracts	$2,307,245	$(1,330,283)	$976,962

Net unrealized gain on open forward currency contracts	$228,448	$(180,234)	$48,214

Schedule of held by counterparty

The Fund’s financial assets, derivative assets, and cash collateral held by counterparties at December 31, 2013 were:

		Gross Amounts Not Offset in the Statements of Financial Condition
Counterparty	Net Amount of Assets in the Statements of Financial Condition	Financial Instruments	Cash Collateral Received	Net Amount
JP Morgan Securities, LLC	$732,303	$—	$—	$732,303
Newedge UK Financial Ltd	5,443	—	—	5,443
Newedge USA, LLC	434,323	—	—	434,323
Total	$1,172,069	$—	$—	$1,172,069

The Fund’s financial assets, derivative assets, and cash collateral held by counterparties at December 31, 2012 were:

		Gross Amounts Not Offset in the Statements of Financial Condition
Counterparty	Net Amount of Assets in the Statements of Financial Condition	Financial Instruments	Cash Collateral Received	Net Amount
JP Morgan Securities, LLC	$778,539	$—	$—	$778,539
Newedge UK Financial Ltd	48,214	—	—	48,214
Newedge USA, LLC	198,423	—	—	198,423
Total	$1,025,176	$—	$—	$1,025,176

Schedule of derivative contracts, impact on the statements of operations

For the years ended December 31, 2013 and 2012, the Fund’s futures and forward currency contracts had the following impact on the statements of operations:

	2013		2012
Types of Exposure	Net realized gain (loss)	Net change in unrealized gain (loss)	Net realized gain (loss)	Net change in unrealized gain (loss)
Futures contracts
Agricultural commodities	$(1,109)	$(101,906)	$(1,022,728)	$520,151
Currencies	44,526	(93,086)	(683,922)	(145,943)
Energy	(1,837,757)	(18,885)	(770,805)	(194,719)
Equity indices	3,692,773	239,702	(2,531,797)	185,563
Interest rate instruments	(1,328,145)	(6,719)	1,347,221	(597,154)
Metals	1,422,194	170,558	(2,468,297)	24,213
Total futures contracts	1,992,482	189,664	(6,130,328)	(207,889)

Forward currency contracts	(358,113)	(42,771)	(479,865)	29,307

Total futures and forward currency contracts	$1,634,369	$146,893	$(6,610,193)	$(178,582)